Regulatory Capital Matters (Narrative) (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Capital contribution from Holding Company	$ 13,500,000	$ 13,500,000
Proceeds from sale of office buildings, furniture and fixtures	3,200,000
Gain on sale of fixed assets	1,100,000
Percent of Qualified Thrift Lender test requires	65.00%
Opening Balance in Liquidation Account	14,300,000
Parent Company [Member]
Capital contribution from Holding Company	$ (1,500,000)	$ (13,500,000)